Prepaid and Other Assets (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Issued for settlement of convertible loans (Note 23)
Insurance	$ 26,460	$ 13,500
Listing fees	39,730	39,114
Other	35,174	67,864
Prepaid and other assets	$ 101,364	$ 120,478